Expenses by nature (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation and Amortization Expense
Costs of sales and services	R$ (865,195)	R$ (810,122)	R$ (715,293)
depreciation selling expenses	(8,636)	(2,046)	(198)
depreciation administrative expenses	(27,667)	(26,206)	(28,331)
Depreciation expense	(901,498)	(838,374)	(743,822)
amortisation cost of sales and services	(966,553)	(806,229)	(642,017)
amortisation administrative expenses	(24,006)	(27,301)	(27,000)
Amortisation expense	(990,559)	(833,530)	(669,017)
PIS and COFINS credits	84,543	70,972	57,186
Depreciation and amortization expense, net	R$ (1,807,514)	R$ (1,600,932)	R$ (1,355,653)